Share-Based Payments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Performance Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested							3,262,948
Exercise price							$ 0.782
Stock based compensation expense	$ 118,180	$ 33,915	$ 598,486	$ 79,948	$ 127,488	$ 1,334,729	$ 421,950
Performance stock options, vesting terms descriptions							Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Total unrecognized compensation cost	$ 718,299		$ 718,299		$ 1,088,536
Stock option granted			842,000
Weighted average fair value of share based compensation awards granted	$ 0.48		$ 0.48		$ 1.02